Commitments, Contingent Liabilities and Liens (Additional Information) (Details)	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2013 CEO [Member] USD ($)	Dec. 31, 2013 CEO [Member] ILS	Dec. 11, 2012 Marbella Equities, LLC [Member] USD ($)	Mar. 11, 2007 Galon Parcel [Member] USD ($)	Dec. 31, 2013 Galon Parcel [Member] sqft	Dec. 31, 2013 Bank Igud [Member] USD ($)	Dec. 31, 2013 Bank Leumi [Member] USD ($)
Line of Credit Facility [Line Items]
Line of credit						$ 2,800,000	$ 2,000,000
Operating Leased Assets [Line Items]
Area of land					538,200
Payments for Rent				1,121,000
Land lease term					49 years
Land lease renewal term					49 years
Land lease termination fee percent, initial					15.00%
Land lease termination fee percent, per annum					6.00%
Loss Contingencies [Line Items]
Damages sought			300,000
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Period of compensation	24 months	24 months
Compensation paid quarterly	650,000
Annual fee	60,000
Automotive Expense Reimbursed		17,500